Interest and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Components of interest and finance expense

	2022	2021
Interest expense	$5,311	$3,660
Finance fees	2,311	5,068
Accretion expense (Note 16)	14,841	7,470
	$22,463	$16,198